SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

a. Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

b. Financing

On July 29, 2021, Western completed a brokered private placement of flow-through common shares (the "FT Shares"). The Company issued a total of 2,670,000 FT Shares at a price of $3.00 per FT Share for aggregate gross proceeds of $8,010,000. Issuance costs related to the private placement totaled $694,788. A flow through premium liability of $1,655,400 was recognized. Refer note 8.

On May 31, 2021, Rio Tinto Canada Inc. ("Rio Tinto") completed a strategic investment in Western by way of a private placement of the Company's common shares. The Company sold 11,808,490 common shares at a price of $2.17 per common for gross proceeds of $25,624,423. The Company incurred $865,829 in costs associated with the private placement.

On November 24, 2020, Western completed an offering of common shares of the Company (the "Offering"). The Company sold 19,828,300 common shares at a price of $1.45 per common share for gross proceeds of $28,751,035. The Company incurred $1,803,636 in costs associated with the Offering.

On June 1, 2020, Western completed a non-brokered private placement of flow-through common shares (the "FT Shares"). The Company issued a total of 4,000,000 FT Shares at a price of $1.12 per FT Share for aggregate gross proceeds of $4,480,000. Issuance costs related to the private placement totaled $74,656. A flow through premium liability of $40,000 was recognized. Refer note 6.

On February 28, 2020, Western issued 3,000,000 units at a price of $0.65 per unit for aggregate gross proceeds of $1,950,000. Each unit consisted of one common share and half of a non-transferable warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of $0.85 until February 28, 2025. Issuance costs related to the financing totaled $104,490.

The fair value assigned to the warrants was calculated using the Black-Scholes option pricing model and the following inputs and assumptions:

Warrants issued	1,500,000
Exercise price	$0.85
Market price	$0.73
Expected term (years)	5.0
Expected share price volatility	61.3%
Average risk-free interest rate	1.07%
Expected dividend yield	-

FAIR VALUE ASSIGNED	$351,000